FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 14, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $2,339,039 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
FILING FOR QTR ENDED: 3/31/07            Name of Reporting Manager:  Sandell Asset Management

                                                                                                                      Item 8:
Item 1:                            Item 2 :            Item 3:     Item 4:     Item 5:      Item 6:    Item 7:   Voting Authority
Name of Issuer                  Title of Class         CUSIP     Fair Market  Shares or    Investment  Mana-         (Shares)
                                                       Number       Value     Principal    Discretion  gers
                                                                   (X$1000)   Amount                   See      (a)     (b)     (c)
                                                                                                       Instr.   Sole   Shared   None
                                                                                                       V
ADESA INC                              COM             00686U-10-4   29,868   1,081,000  SHS   SOLE         1,081,000      -    -
ALLIANT TECHSYSTEMS INC 2.75%
     2/15/24                           NOTE 2.750% 2/1 018804-AH-7    2,982   2,500,000  PRN   SOLE               -        -    -
AMERCO                                 COM             023586-10-0   12,948     185,004  SHS   SOLE           185,004      -    -
AMERICAN ELECTRIC POWER CO             COM             025537-10-1   10,969     225,000  SHS   SOLE           225,000      -    -
AMERICAN EQUITY INVT LIFE HLD CO 5.25%
     12/6/24                           NOTE 5.25 12/0  025676-AE-7   14,987  12,500,000  PRN   SOLE               -        -    -
AMERICAN MED SYS HLDGS INC 3.25 7/1/36 NOTE 3.250% 7/0 02744M-AA-6    6,369   5,000,000  PRN   SOLE               -        -    -
AMERICAN ORIENTAL BIOENGINEERING INC   COM             028731-10-7    4,179     444,996  SHS   SOLE           444,996      -    -
AMR CORP PUT                           COM             001765-10-6    8,374     275,000  PUT   SOLE           275,000      -    -
ANADARKO PETE CORP                     COM             032511-10-7   35,459     825,000  SHS   SOLE           825,000      -    -
ANDERSONS INC                          COM             034164-10-3   34,829     784,436  SHS   SOLE           784,436      -    -
APPLEBEES INTL INC                     COM             037899-10-1   37,654   1,519,522  SHS   SOLE         1,519,522      -    -
BAKER HUGHES INC                       COM             057224-10-7    1,240      18,754  SHS   SOLE            18,754      -    -
BANKUNITED FINL CORP 3.125 3/1/34      NOTE 3.125% 3/0 06652B-AE-3    4,574   5,000,000  PRN   SOLE               -        -    -
BAUSCH & LOMB INC                      COM             071707-10-3   35,710     698,000  SHS   SOLE           698,000      -    -
BLOCK H & R INC                        COM             093671-10-5    8,100     385,004  SHS   SOLE           385,004      -    -
BRONCO DRILLING CO INC                 COM             112211-10-7    1,491      90,000  SHS   SOLE            90,000      -    -
CENTRAL EUROPEAN DIST CORP             COM             153435-10-2    1,517      52,100  SHS   SOLE            52,100      -    -
CHENIERE ENERGY INC                    COM NEW         16411R-20-8    4,673     150,000  SHS   SOLE           150,000      -    -
CHESAPEAKE ENERGY CORP 2.75% 11/15/35  NOTE 2.750%11/1 165167-BW-6   10,467  10,000,000  PRN   SOLE               -        -    -
CNX GAS CORP                           COM             12618H-30-9   17,012     600,492  SHS   SOLE           600,492      -    -
CONSECO INC 3.5 9/30/35                DBCV 3.500% 9/3 208464-BH-9    1,722   1,800,000  PRN   SOLE               -        -    -
CONSOL ENERGY INC                      COM             20854P-10-9   71,664   1,831,445  SHS   SOLE         1,831,445      -    -
CONTINENTAL AIRLINES PUT               COM             210795-30-8   10,007     275,000  PUT   SOLE           275,000      -    -
CUMBERLAND RES LTD                     COM             23077R-10-0   14,057   2,150,000  SHS   SOLE         2,150,000      -    -
CYTORI THERAPEUTICS INC                COM             23283K-10-5    2,850     491,450  SHS   SOLE           491,450      -    -
DAYSTAR TECHNOLOGIES INC               COM             23962Q-10-0    1,138     217,208  SHS   SOLE           217,208      -    -
DTE ENERGY CO                          COM             233331-10-7    5,988     125,000  SHS   SOLE           125,000      -    -
DYNEGY INC-CL A                        CL A            26817G-10-2    9,260   1,000,000  SHS   SOLE         1,000,000      -    -
EL PASO CORP                           COM             28336L-10-9    5,065     350,000  SHS   SOLE           350,000      -    -
ENTERGY CORP                           COM             29364G-10-3    5,246      50,000  SHS   SOLE            50,000      -    -
ENVIROMENTAL POWER CORP                COM NEW         29406L-20-1      240      34,285  SHS   SOLE            34,285      -    -
EQUITABLE RESOURCES INC                COM             294549-10-0      590      12,200  SHS   SOLE            12,200      -    -
EXELON CORP                            COM             30161N-10-1   10,307     150,000  SHS   SOLE           150,000      -    -
EXPLORATION CO                         COM NEW         302133-20-2      685      63,157  SHS   SOLE            63,157      -    -
FIRSTENERGY CORP                       COM             337932-10-7   11,592     175,000  SHS   SOLE           175,000      -    -
FORD MTR CO DEL                        NOTE 4.250%12/1 345370-CF-5   45,405  41,000,000  PRN   SOLE               -        -    -
FOUR SEASONS HOTELS INC PUT            LTD VTG         35100E-10-4   20,075     250,000  PUT   SOLE           250,000      -    -
FREEPORT-MCMORAN COPPER & GO           CL B            35671D-85-7   23,249     351,245  SHS   SOLE           351,245      -    -
GENCORP INC                            COM             368682-10-0   73,658   5,322,115  SHS   SOLE         5,322,115      -    -
GENCORP INC NOTE                       SDCV 2.250%11/1 368682-AK-6    1,882   2,000,000  PRN   SOLE               -        -    -
GMX RES INC                            COM             38011M-10-8    3,841     125,000  SHS   SOLE           125,000      -    -
GOODRICH PETROLEUM CORP                COM NEW         382410-40-5    2,522      75,000  SHS   SOLE            75,000      -    -
GREY WOLF INC                          COM             397888-10-8    2,513     375,000  SHS   SOLE           375,000      -    -
GRIFFON CORP                           COM             398433-10-2   31,055   1,254,744  SHS   SOLE         1,254,744      -    -
HANOVER COMPRESSOR CO                  COM             410768-10-5   43,277   1,945,026  SHS   SOLE         1,945,026      -    -
* HEINZ HJ CO                          COM             423074-10-3  253,572   5,381,400  SHS   SHARED             -   5,381,400 -
HELIX ENERGY SOLUTIONS GROUP           COM             42330P-10-7   52,307   1,402,700  SHS   SOLE         1,402,700      -    -
HOUSTON EXPL CO                        COM             442120-10-1   75,845   1,405,840  SHS   SOLE         1,405,840      -    -
HUTCHISON TELECOMM INTL LTD            SPONSORED ADR   44841T-10-7    1,529      50,000  SHS   SOLE            50,000      -    -
HYDRIL                                 COM             448774-10-9   61,164     635,537  SHS   SOLE           635,537      -    -
HYPERION SOLUTIONS CORP                COM             44914M-10-4   61,069   1,178,251  SHS   SOLE         1,178,251      -    -
IHS INC                                CL A            451734-10-7    7,194     175,000  SHS   SOLE           175,000      -    -
INFINEON TECHNOLOGIES AG               SPONSORED ADR   45662N-10-3    3,114     200,000  SHS   SOLE           200,000      -    -
INFOSPACE INC                          COM NEW         45678T-20-1   71,137   2,771,204  SHS   SOLE         2,771,204      -    -
INTEGRYS ENERGY GROUP INC              COM             45822P-10-5    1,388      25,000  SHS   SOLE            25,000      -    -
LEUCADIA NATL CORP 3.75% 4/15/14       NOTE 3.750% 4/1 527288-AX-2    7,144   5,000,000  PRN   SOLE               -        -    -
LUMERA CORP                            COM             55024R-10-6      303      60,444  SHS   SOLE            60,444      -    -
MIRANT CORP                            COM             60467R-10-0   24,349     601,800  SHS   SOLE           601,800      -    -
NAVISTAR INTL PUT                      COM             63934E-10-8   23,886     522,100  PUT   SOLE           522,100      -    -
NAVISTAR INTL CALL                     COM             63934E-10-8    3,980      87,000  CALL  SOLE            87,000      -    -
NOBEL ENERGY INC                       COM             655044-10-5      874      11,114  SHS   SOLE            11,114      -    -
NRG ENERGY INC                         COM NEW         629377-50-8    7,492     104,000  SHS   SOLE           104,000      -    -
PATTERSON UTI ENERGY INC               COM             703481-10-1    1,907      85,000  SHS   SOLE            85,000      -    -
PEPCO HOLDINGS INC                     COM             713291-10-2    2,902     100,000  SHS   SOLE           100,000      -    -
PETROHAWK ENERGY CORP                  COM             716495-10-6    2,355     178,800  SHS   SOLE           178,800      -    -
PINNACLE WEST CAP CORP                 COM             723484-10-1    7,238     150,000  SHS   SOLE           150,000      -    -
PROSPECT MEDICAL HOLDINGS IN           CL A            743494-10-6    1,500     300,000  SHS   SOLE           300,000      -    -
PSIVIDA LTD                            SPONSORED ADR   74439M-10-7      126      61,729  SHS   SOLE            61,729      -    -
QUINTANA MARITIME LTD                  SHS             Y7169G-10-9    8,700     631,779  SHS   SOLE           631,779      -    -
REALOGY CORP                           COM             75605E-10-0  176,979   5,977,017  SHS   SOLE         5,977,017      -    -
RETAIL VENTURES INC                    COM             76128Y-10-2   28,078   1,333,860  SHS   SOLE         1,333,860      -    -
SABRE HLDGS CORP                       CL A            785905-10-0   92,907   2,836,856  SHS   SOLE         2,836,856      -    -
SANDISK CORP                           NOTE 1.000% 5/1 80004C-AC-5    4,378   5,000,000  PRN   SOLE               -        -    -
SOUTHERN UNION CO                      COM             844030-10-6  357,104  11,750,714  SHS   SOLE        11,750,714      -    -
STAR MARITIME ACQUISITION CORP         COM             85516E-10-7    1,025     100,000  SHS   SOLE           100,000      -    -
STATS CHIPPAC LTD                      SPONSORED ADR   85771T-10-4   11,465     953,855  SHS   SOLE           953,855      -    -
STMICROELECTRONICS N V                 NY REGISTRY     861012-10-2    3,168     165,000  SHS   SOLE           165,000      -    -
STONE ENERGY CORP                      COM             861642-10-6    3,125     105,250  SHS   SOLE           105,250      -    -
SUNCOR ENERGY INC                      COM             867229-10-6    1,909      25,000  SHS   SOLE            25,000      -    -
SYMANTEC CORP                          COM             871503-10-8   44,779   2,588,360  SHS   SOLE         2,588,360      -    -
TOTAL S A                              SPONSORED ADR   89151E-10-9   22,679     325,000  SHS   SOLE           325,000      -    -
TRANSOCEAN INC                         ORD             G90078-10-9    1,731      21,187  SHS   SOLE            21,187      -    -
UAL CORP PUT                           COM NEW         902549-80-7    9,543     250,000  PUT   SOLE           250,000      -    -
UNIT CORP                              COM             909218-10-9    2,530      50,000  SHS   SOLE            50,000      -    -
VALERO ENERGY CORP NEW                 COM             91913Y-10-0    2,902      45,000  SHS   SOLE            45,000      -    -
VASOGEN INC                            COM             92232F-10-3      123     314,118  SHS   SOLE           314,118      -    -
WCI CMNTYS INC                         COM             92923C-10-4   87,315   4,091,600  SHS   SOLE         4,091,600      -    -
* WENDYS INTL INC                      COM             950590-10-9  122,571   3,916,013  SHS   SHARED             -   3,916,013 -
WILLIAMS COS INC DEL                   COM             969457-10-0    1,423      50,000  SHS   SOLE            50,000      -    -
ZIX CORP                               COM             98974P-10-0      940     519,320  SHS   SOLE           519,320      -    -


                                             Value Total         $2,339,039

                                             Entry Total:                90

*  Represents positions also reported on the 13F Report filed by Nelson Peltz

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